Schedule of Investments (unaudited)	iShares® MSCI China Small-Cap ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Air Freight & Logistics — 0.1%
Hangzhou SF Intra-City Industrial Co. Ltd.(a)(b)	82,000	$87,022

Automobile Components — 1.9%
Huazhong In-Vehicle Holdings Co. Ltd.(c)	328,000	101,407
Intron Technology Holdings Ltd.	246,000	140,733
Nexteer Automotive Group Ltd.(c)	574,000	256,592
Tianneng Power International Ltd.(c)	460,000	528,842
Wuling Motors Holdings Ltd.(c)	930,000	79,551
		1,107,125
Beverages — 0.3%
China Foods Ltd.	574,000	183,353
China Huiyuan Juice Group Ltd.(d)	81,000	—
		183,353
Biotechnology — 4.8%
Alphamab Oncology(a)(b)(c)	287,000	293,944
Ascentage Pharma Group International(a)(b)	147,600	385,198
Brii Biosciences Ltd.(b)(c)	279,000	133,150
CARsgen Therapeutics Holdings Ltd., NVS(a)(b)	205,000	272,627
CStone Pharmaceuticals(a)(b)	430,500	156,163
Everest Medicines Ltd.(a)(b)(c)	123,000	170,844
I-Mab, ADR(b)(c)	36,121	111,975
Jacobio Pharmaceuticals Group Co. Ltd. (a)(b)	184,500	138,805
Jiangsu Recbio Technology Co. Ltd.	61,500	96,604
Keymed Biosciences Inc.(a)(b)	123,000	640,830
Kintor Pharmaceutical Ltd. (a)(b)(c)	205,000	100,710
Lepu Biopharma Co. Ltd.	211,000	161,138
Shanghai Haohai Biological Technology Co. Ltd., Class H(a)	24,600	108,625
Shanghai Henlius Biotech Inc.(a)(b)	49,200	64,189
Untrade Cteg(d)	600,000	2,617
		2,837,419
Building Products — 0.5%
China State Construction Development Holdings Ltd.	492,000	147,591
Luoyang Glass Co. Ltd., Class H (b)(c)	164,000	126,471
		274,062
Capital Markets — 2.3%
Bairong Inc. (a)(b)(c)	164,000	199,494
China Everbright Ltd.	630,000	403,115
China Renaissance Holdings Ltd.(a)(c)(d)	162,800	123,690
Noah Holdings Ltd., ADR(b)(c)	27,839	432,061
Up Fintech Holding Ltd., ADR(b)(c)	67,363	204,110
		1,362,470
Chemicals — 3.2%
China BlueChemical Ltd., Class H	1,066,000	234,209
China Longevity Group Co. Ltd.(b)(d)	96,000	—
China XLX Fertiliser Ltd.	410,000	220,285
Fufeng Group Ltd.	943,600	514,969
Global New Material International Holdings Ltd.	410,000	226,038
Guizhou Zhongyida Co. Ltd.(b)	246,000	106,462
Huabao International Holdings Ltd.(c)	656,000	258,793
Shanghai Chlor-Alkali Chemical Co. Ltd., Class B	278,893	144,403
Sinofert Holdings Ltd.	1,394,000	186,927
Untradelumena Newmat, NVS(d)	21,700	—
		1,892,086
Commercial Services & Supplies — 0.8%
Binjiang Service Group Co. Ltd.	61,500	156,097
China Conch Environment Protection Holdings Ltd.(b)(c)	861,000	254,269
Security	Shares	Value

Commercial Services & Supplies (continued)
Dynagreen Environmental Protection Group Co. Ltd., Class H	246,000	$79,511
		489,877
Communications Equipment — 0.2%
Eastern Communications Co. Ltd., Class B	209,100	89,944

Construction & Engineering — 1.3%
Greentown Management Holdings Co. Ltd.(a)	410,000	338,837
Sinopec Engineering Group Co. Ltd., Class H	984,000	416,973
		755,810
Construction Materials — 0.5%
Asia Cement China Holdings Corp.	266,500	115,034
MH Development Ltd.(d)	112,000	2,343
West China Cement Ltd.	1,476,000	156,526
		273,903
Consumer Finance — 1.0%
FinVolution Group, ADR.	91,758	354,186
LexinFintech Holdings Ltd., ADR(b)	69,290	139,273
Yixin Group Ltd.(a)(c)	1,086,500	108,281
		601,740
Distributors — 0.6%
China Tobacco International HK Co. Ltd.	141,000	166,374
Xinhua Winshare Publishing and Media Co. Ltd., Class H	246,000	182,227
		348,601
Diversified Consumer Services — 3.8%
China East Education Holdings Ltd.(a)	369,000	151,816
China Education Group Holdings Ltd.	779,000	632,105
China Maple Leaf Educational Systems Ltd.(b)(d)	1,088,000	30,034
China New Higher Education Group Ltd.(a)	574,000	175,842
Fu Shou Yuan International Group Ltd.	943,000	687,863
Hope Education Group Co. Ltd.(a)(b)	2,706,000	193,727
Tianli International Holdings Ltd.	879,000	249,204
Youdao Inc., ADR(b)(c)	21,033	93,597
		2,214,188
Financial Services — 2.9%
Alliance International Education Leasing Holdings Ltd. (a)(b)	574,000	409,767
CSSC Hong Kong Shipping Co. Ltd.	820,000	141,328
Genertec Universal Medical Group Co. Ltd.(a)	635,500	378,017
Haitong UniTrust International Leasing Co. Ltd., Class H(a)	984,000	145,769
SY Holdings Group Ltd.(c)	307,500	226,218
Yeahka Ltd.(b)(c)	147,600	377,629
		1,678,728
Electrical Equipment — 1.2%
China Fiber Optic Network System Group Ltd.(d)	181,600	—
China High Speed Transmission Equipment Group Co. Ltd.(b)	328,000	109,719
Hangzhou Steam Turbine Power Group Co. Ltd., Class B	225,510	269,409
Harbin Electric Co. Ltd., Class H(b)	410,000	154,951
Sun King Technology Group Ltd.(b)	820,000	164,541
Trony Solar Holdings Co. Ltd.(d)	216,000	—
		698,620
Electronic Equipment, Instruments & Components — 1.2%
Anxin-China Holdings Ltd.(d)	672,000	1
BOE Varitronix Ltd.	205,000	272,957
FIH Mobile Ltd. (b)	2,132,000	206,757
Truly International Holdings Ltd.	1,148,000	120,147

Schedule of Investments (unaudited) (continued)	iShares® MSCI China Small-Cap ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Wasion Holdings Ltd.	328,000	$133,622
		733,484
Entertainment — 4.6%
Alibaba Pictures Group Ltd.(b)	8,200,000	419,409
Archosaur Games Inc.(a)(b)	164,000	81,681
Cloud Music Inc.(a)(b)	43,050	457,689
CMGE Technology Group Ltd.(b)	902,000	229,292
DouYu International Holdings Ltd., ADR(b)	96,596	93,254
Fire Rock Holdings Ltd.(b)(c)(d)	1,472,000	62,332
HUYA Inc., ADR(b)(c)	60,270	175,386
iDreamSky Technology Holdings Ltd.(a)(b)	524,800	201,247
Maoyan Entertainment(a)(b)(c)	237,800	196,914
NetDragon Websoft Holdings Ltd.	164,000	296,078
Untrade SMI Holdings(d)	267,200	—
XD Inc.(b)	196,800	514,614
		2,727,896
Diversified REITs — 0.7%
Yuexiu REIT(c)	1,640,000	396,161

Consumer Staples Distribution & Retail — 0.6%
Dada Nexus Ltd., ADR(b)(c)	43,132	200,995
DingDong Cayman Ltd.(b)(c)	60,844	141,767
		342,762
Food Products — 2.0%
Ausnutria Dairy Corp. Ltd.(c)	246,000	105,346
China Modern Dairy Holdings Ltd.(c)	2,132,000	250,501
China Youran Dairy Group Ltd.(a)(c)	492,000	109,947
COFCO Joycome Foods Ltd.(c)	1,845,000	431,490
Zhou Hei Ya International Holdings Co. Ltd.(a)(c)	717,500	278,946
		1,176,230
Gas Utilities — 0.7%
Tian Lun Gas Holdings Ltd.	164,000	125,663
Towngas Smart Energy Co. Ltd.(c)	656,000	291,573
		417,236
Health Care Equipment & Supplies — 4.2%
AK Medical Holdings Ltd.(a)	380,000	338,992
Angelalign Technology Inc.(a)(b)	28,600	265,165
Beijing Chunlizhengda Medical Instruments Co. Ltd., Class H	61,500	117,963
Kangji Medical Holdings Ltd.	205,000	222,438
Lifetech Scientific Corp. (b)	2,706,000	804,811
Microport Cardioflow Medtech Corp.(a)(b)	738,000	159,278
Peijia Medical Ltd.(a)(b)	287,000	250,157
Untrade Hosa International Ltd.(d)	220,000	—
Venus MedTech Hangzhou Inc., Class H(a)(b)	164,000	153,176
Zylox-Tonbridge Medical Technology Co. Ltd.(a)(b)	132,000	189,139
		2,501,119
Health Care Providers & Services — 4.2%
Arrail Group Ltd., NVS(a)(b)	123,000	119,066
Chaoju Eye Care Holdings Ltd.	173,241	98,231
China Resources Medical Holdings Co. Ltd.	574,000	452,027
Gushengtang Holdings Ltd.(b)	98,400	588,104
Jinxin Fertility Group Ltd.(a)	1,291,500	667,091
New Horizon Health Ltd.(a)(b)	155,500	558,613
		2,483,132
Health Care Technology — 0.6%
Medlive Technology Co. Ltd.(a)(c)	143,500	126,066
Security	Shares	Value

Health Care Technology (continued)
Yidu Tech Inc. (a)(b)	344,400	$217,733
		343,799
Hotels, Restaurants & Leisure — 2.9%
China Travel International Investment Hong Kong Ltd.(b)(c)	1,476,000	282,723
Haichang Ocean Park Holdings Ltd.(a)(b)(c)	2,173,000	438,637
Helens International Holdings Co. Ltd. (b)(c)	295,500	328,102
Huangshan Tourism Development Co. Ltd., Class B	143,500	111,122
Nayuki Holdings Ltd.(b)(c)	348,500	261,448
TH International Ltd., NVS	21,402	56,715
Xiabuxiabu Catering Management China Holdings Co. Ltd.(a)	451,000	252,522
		1,731,269
Household Durables — 2.1%
Chervon Holdings Ltd.	86,100	377,457
Konka Group Co. Ltd., Class B	471,500	90,305
Q Technology Group Co. Ltd.(b)(c)	328,000	129,498
Skyworth Group Ltd.(c)	902,000	450,844
TCL Electronics Holdings Ltd.	492,000	201,768
		1,249,872
Independent Power and Renewable Electricity Producers — 2.9%
Beijing Jingneng Clean Energy Co. Ltd., Class H	984,000	231,253
Canvest Environmental Protection Group Co. Ltd.	328,000	159,592
CGN New Energy Holdings Co. Ltd.	902,000	267,487
China Datang Corp. Renewable Power Co. Ltd., Class H	1,599,000	576,428
China Everbright Greentech Ltd.(a)	369,000	59,865
Concord New Energy Group Ltd.	4,680,000	412,165
		1,706,790
Industrial Conglomerates — 0.7%
Shanghai Industrial Holdings Ltd.	287,000	402,421

Interactive Media & Services — 3.2%
Hello Group Inc., ADR	121,114	977,390
Meitu Inc.(a)(b)(c)	1,496,500	344,172
Sohu.com Ltd., ADR(b)	14,924	168,939
Tongdao Liepin Group(b)	196,800	215,663
Zhihu Inc., NVS	90,200	192,600
		1,898,764
IT Services — 2.2%
Chindata Group Holdings Ltd., ADR(b)(c)	88,396	503,857
Digital China Holdings Ltd.	451,000	183,768
INESA Intelligent Tech Inc., Class B	196,783	112,994
Kingsoft Cloud Holdings Ltd., ADR(b)(c)	77,203	344,325
National Agricultural Holdings Ltd., NVS(d)	108,900	139
Vnet Group Inc., ADR(b)(c)	67,363	173,123
		1,318,206
Life Sciences Tools & Services — 0.3%
Viva Biotech Holdings(a)(b)(c)	779,000	151,855

Machinery — 2.3%
China Yuchai International Ltd.	214	1,710
CIMC Enric Holdings Ltd.	492,000	405,578
First Tractor Co. Ltd., Class H	246,000	117,031
LK Technology Holdings Ltd.(c)	375,000	333,183
Lonking Holdings Ltd.	1,271,000	186,803
Shanghai Highly Group Co. Ltd., Class B	180,484	67,847
Shanghai Mechanical and Electrical Industry Co. Ltd., Class B	147,605	154,018

Schedule of Investments (unaudited) (continued)	iShares® MSCI China Small-Cap ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery (continued)
Shanghai New Power Automotive Technology Co. Ltd., Class B	240,765	$71,171
		1,337,341
Media — 0.4%
Joy Spreader Group Inc.(b)	861,000	95,735
Mobvista Inc.(a)(b)	328,000	155,088
		250,823
Metals & Mining — 3.2%
China Metal Recycling Holdings Ltd.(d)	184,800	—
China Nonferrous Mining Corp Ltd.	902,000	433,144
China Oriental Group Co. Ltd.	738,000	100,000
China Zhongwang Holdings Ltd.	1,271,200	2
Jinchuan Group International Resources Co. Ltd.	1,681,000	89,082
MMG Ltd.(b)	2,048,000	615,177
Shougang Fushan Resources Group Ltd.	1,230,000	377,115
Tiangong International Co. Ltd.	902,000	243,791
Untrade Real Gold Mining(d)	126,000	—
Youyuan International Holdings Ltd.(d)	120,000	598
		1,858,909
Broadline Retail — 0.2%
Baozun Inc., ADR(b)(c)	31,201	122,620

Oil, Gas & Consumable Fuels — 1.5%
AAG Energy Holdings Ltd.(a)(b)	697,000	157,612
CGN Mining Co. Ltd.(b)	1,435,000	150,240
Kinetic Development Group Ltd.	1,722,000	131,953
Productive Technologies Co. Ltd.(b)(c)	2,050,000	198,967
Sinopec Kantons Holdings Ltd.	656,000	237,967
		876,739
Paper & Forest Products — 0.6%
China Forestry Holdings Co. Ltd.(d)	306,000	1
Lee & Man Paper Manufacturing Ltd.	861,000	291,619
Qunxing Paper Holdings Co. Ltd.(d)	148,000	—
Shandong Chenming Paper Holdings Ltd., Class B(b)	387,300	85,634
Superb Summit International Group Ltd.(d)	2,975	—
		377,254
Pharmaceuticals — 7.8%
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	164,000	306,084
China Animal Healthcare Ltd.(d)	140,000	—
China Shineway Pharmaceutical Group Ltd.	205,000	225,319
Consun Pharmaceutical Group Ltd.	246,000	150,482
Grand Pharmaceutical Group Ltd., Class A	717,500	465,537
Hua Han Health Industry Holdings Ltd.(d)	505,580	1
Hua Medicine(a)(b)	430,500	102,038
HUTCHMED China Ltd.(b)	322,000	780,482
Luye Pharma Group Ltd. (a)(b)(c)	1,394,000	621,669
Ocumension Therapeutics(a)(b)	205,000	182,105
SciClone Pharmaceuticals Holdings Ltd.(a)	143,500	192,422
Shandong Xinhua Pharmaceutical Co. Ltd., Class H	132,000	105,358
Shanghai Haixin Group Co., Class B	307,563	82,741
Sihuan Pharmaceutical Holdings Group Ltd.	3,116,000	294,370
SSY Group Ltd.	902,000	555,362
Tong Ren Tang Technologies Co. Ltd., Class H	426,000	377,017
YiChang HEC ChangJiang Pharmaceutical Co. Ltd., Class H(a)(b)	180,400	151,476
		4,592,463
Real Estate Management & Development — 11.5%
Agile Group Holdings Ltd.(b)(c)	1,230,000	188,739
A-Living Smart City Services Co. Ltd., Class A(a)	522,750	326,189
Security	Shares	Value

Real Estate Management & Development (continued)
C&D Property Management Group Co. Ltd.	287,000	$144,041
Central China New Life Ltd.	205,000	68,698
China Aoyuan Group Ltd.(b)(c)(d)	896,000	56,172
China Overseas Grand Oceans Group Ltd.	1,189,000	532,945
China SCE Group Holdings Ltd.	1,148,000	71,132
China South City Holdings Ltd.(b)	3,772,000	217,003
CIFI Ever Sunshine Services Group Ltd.(d)	646,000	184,392
CIFI Holdings Group Co. Ltd.(c)(d)	3,432,000	244,101
Colour Life Services Group Co. Ltd.(b)(c)(d)	320,000	10,541
Cosmopolitan International Holdings Ltd.(b)	902,000	148,597
Excellence Commercial Property & Facilities Management Group Ltd.(c)	246,000	74,228
Gemdale Properties & Investment Corp. Ltd.	3,936,000	206,314
Guangzhou R&F Properties Co. Ltd., Class H(b)(c)	1,131,600	169,302
Hopson Development Holdings Ltd.	582,200	492,657
Jinke Smart Services Group Co. Ltd., Class H	86,100	118,617
KWG Group Holdings Ltd.(b)(c)	1,004,500	79,606
Midea Real Estate Holding Ltd.(a)	180,400	157,449
Poly Property Group Co. Ltd.	1,394,000	310,033
Powerlong Real Estate Holdings Ltd.(c)	820,000	93,390
Radiance Holdings Group Co. Ltd.(b)(c)	533,000	243,001
Redco Properties Group Ltd.(a)(b)(c)(d)	704,000	89,717
SCE Intelligent Commercial Management Holdings Ltd.	410,000	73,864
Seazen Group Ltd.(b)	1,640,000	289,331
Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class B	184,540	176,051
Shenzhen Investment Ltd.	1,804,000	317,802
Shimao Services Holdings Ltd.(a)(b)(c)	656,000	124,220
Shoucheng Holdings Ltd.	1,805,600	482,209
Shui On Land Ltd.	2,419,000	290,420
Sino-Ocean Group Holding Ltd.(b)(c)	2,050,000	124,461
SOHO China Ltd.(b)(c)	1,394,000	206,720
Sunac Services Holdings Ltd.(a)(c)	738,000	201,935
Yuexiu Services Group Ltd., NVS	307,500	114,760
Zhuguang Holdings Group Co. Ltd.(b)(c)	1,476,000	124,431
		6,753,068
Ground Transportation — 0.3%
ANE Cayman Inc.(b)	307,500	198,312

Semiconductors & Semiconductor Equipment — 2.1%
JinkoSolar Holding Co. Ltd., ADR(b)	29,356	1,230,310

Software — 3.6%
Agora Inc., ADR(b)	44,485	121,889
AsiaInfo Technologies Ltd.(a)	164,000	261,520
China Youzan Ltd.(b)(c)	10,660,000	181,240
Inspur Digital Enterprise Technology Ltd.(b)	410,000	157,139
Linklogis Inc.(a)(b)	533,000	198,883
Ming Yuan Cloud Group Holdings Ltd.(c)	533,000	228,530
Tuya Inc.(b)	136,858	270,979
Weimob Inc.(a)(b)(c)	1,517,000	704,339
		2,124,519
Specialty Retail — 0.6%
Boshiwa International Holding Ltd.(d)	67,000	—
GOME Retail Holdings Ltd.(b)(c)(d)	25,828,000	283,432
Pou Sheng International Holdings Ltd.	897,000	79,208
		362,640
Technology Hardware, Storage & Peripherals — 0.4%
Canaan Inc., ADR(b)(c)	101,762	207,594

Schedule of Investments (unaudited) (continued)	iShares® MSCI China Small-Cap ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Textiles, Apparel & Luxury Goods — 1.7%
361 Degrees International Ltd.(b)	574,000	$259,701
China Lilang Ltd.	287,000	150,272
Fuguiniao Co. Ltd.(d)	43,200	—
Golden Solar New Energy Technology Holdings Ltd. (b)(c)	645,200	500,356
JNBY Design Ltd.	123,000	120,525
		1,030,854
Tobacco — 1.1%
RLX Technology Inc., ADR(b)(c)	383,801	656,300

Trading Companies & Distributors — 0.6%
China Aircraft Leasing Group Holdings Ltd.	184,500	107,207
CITIC Resources Holdings Ltd.	1,804,000	101,349
Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class B	127,500	115,771
		324,327
Transportation Infrastructure — 2.0%
Anhui Expressway Co. Ltd., Class H	284,000	289,766
COSCO SHIPPING International Hong Kong Co. Ltd.	328,000	107,686
Hainan Meilan International Airport Co. Ltd., Class H(b)	146,000	246,718
Sichuan Expressway Co. Ltd., Class H	492,000	135,651
Tianjin Port Development Holdings Ltd.	1,230,000	89,528
Yuexiu Transport Infrastructure Ltd.	656,000	311,482
		1,180,831
Water Utilities — 0.7%
China Water Affairs Group Ltd.	552,000	407,265

Total Long-Term Investments — 99.1%
(Cost: $82,510,280)		58,368,113
Security	Shares	Value

Short-Term Securities

Money Market Funds — 20.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.29%(e)(f)(g)	11,760,768	$11,763,120
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.07%(e)(f)	50,000	50,000

Total Short-Term Securities — 20.1%
(Cost: $11,810,915)		11,813,120

Total Investments — 119.2%
(Cost: $94,321,195)		70,181,233

Liabilities in Excess of Other Assets — (19.2)%		(11,285,830)

Net Assets — 100.0%		$58,895,403

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.

(c)	All or a portion of this security is on loan.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(e)	Affiliate of the Fund.

(f)	Annualized 7-day yield as of period end.

(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/23	Shares Held at 05/31/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$9,612,515	$2,150,606	(a)	$—		$3,571	$(3,572)	$11,763,120	11,760,768	$599,183	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	60,000	—		(10,000	)(a)	—	—	50,000	50,000	2,339		—
						$3,571	$(3,572)	$11,813,120		$601,522		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® MSCI China Small-Cap ETF
May 31, 2023

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI China Index	24	06/16/23	$515	$(18,401)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$12,431,433	$44,846,569	$1,090,111	$58,368,113
Short-Term Securities
Money Market Funds	11,813,120	—	—	11,813,120
	$24,244,553	$44,846,569	$1,090,111	$70,181,233
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$—	$(18,401)	$—	$(18,401)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments (unaudited) (continued)	iShares® MSCI China Small-Cap ETF
May 31, 2023

A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

Common Stocks
Assets:
Opening balance, as of August 31, 2022	$522,104
Transfers into Level 3(a)	848,934
Transfers out of Level 3	—
Accrued discounts/premiums	—
Net realized gain (loss)	(416,456)
Net change in unrealized appreciation (depreciation)(b)	(346,452)
Purchases	1,024,916
Sales	(542,935)
Closing balance, as of May 31, 2023	$1,090,111
Net change in unrealized appreciation (depreciation) on investment still held at May 31, 2023(b)	$(938,462)

(a)	As of August 31, 2022, the Fund used observable inputs in determining the value of certain investments. As of May 31, 2023, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 1 or Level 2 to Level 3 in the fair value hierarchy.
(b)	Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at May 31, 2023 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) to determine the value of certain of the Fund’s Level 3 instruments as of period end. The table does not include Level 3 instruments with values based upon unadjusted third party pricing information in the amount of $142. A significant change in the third party information could result in a significantly lower or higher value of such Level 3 instruments.

	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized(a)	Weighted Average of Unobservable Inputs Based on Fair Value
Assets:
Common Stocks	$1,089,969	Market	Discount Rate	12% - 89%	21%

(a)	A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.

Portfolio Abbreviation

ADR	American Depositary Receipt
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust